ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Disclosure of Detailed Information About Property, Plant and Equipment	Depreciation is calculated using the straight-line method to amortize the cost of each asset to its residual value over its estimated useful life as follows:

Land	No depreciation
Buildings and improvements	10-50 years
Production equipment	5-50 years
Vehicles, furniture and fixtures and other equipment	3-20 years
Property, plant and equipment, net

	Year ended December 31, 2023
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	607,971	4,091,108	7,744,607	309,469	547,102	173,731	395,620	13,869,608
Accumulated depreciation	—	(2,012,992)	(5,123,790)	(254,599)	—	(30,864)	(185,476)	(7,607,721)

Net book value as of January 1, 2023	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

Opening net book value	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887
Acquisition of business (note 3)	93,842	170,609	407,931	10,880	173,100	27,986	20,432	904,780
Translation differences	(41)	358	1,810	53	(790)	(183)	(869)	338
Additions	70,415	5,333	24,861	2,903	921,175	37,437	16,061	1,078,185
Disposals / Consumptions	(2,314)	(409)	(388)	(952)	(1,861)	(35,792)	(104)	(41,820)
Indexation	—	—	—	—	—	—	10,626	10,626
Transfers	4,179	139,552	343,301	27,825	(517,722)	(252)	—	(3,117)
Depreciation charge	—	(148,406)	(346,531)	(21,674)	—	(411)	(56,170)	(573,192)

Closing net book value	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

Values at the end of the year
Cost	774,052	4,407,345	8,514,780	344,859	1,121,004	202,923	438,596	15,803,559
Accumulated depreciation	—	(2,162,192)	(5,462,979)	(270,954)	—	(31,271)	(238,476)	(8,165,872)

Net book value as of December 31, 2023	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

	Year ended December 31, 2022
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	594,744	4,023,271	7,707,052	294,356	563,082	166,959	364,971	13,714,435
Accumulated depreciation	—	(1,890,186)	(4,986,161)	(240,250)	—	(29,792)	(136,468)	(7,282,857)

Net book value as of January 1, 2022	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Opening net book value	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578
Translation differences	139	325	123	23	9	—	—	619
Impairment charge (note 4 (f))	—	(53,635)	(45,365)	—	—	—	—	(99,000)
Additions	5,342	2,423	913	2,337	433,269	28,983	13,961	487,228
Capitalized borrowing costs	—	—	—	—	403	—	—	403
Disposals / Consumptions	(953)	(1,133)	(1,056)	(842)	(1,162)	(22,210)	(1,039)	(28,395)
Indexation	—	—	—	—	—	—	17,945	17,945
Transfers	8,699	144,914	273,885	18,660	(448,499)	—	—	(2,341)
Depreciation charge	—	(147,863)	(328,574)	(19,414)	—	(1,073)	(49,226)	(546,150)

Closing net book value	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

Values at the end of the year
Cost	607,971	4,091,108	7,744,607	309,469	547,102	173,731	395,620	13,869,608
Accumulated depreciation	—	(2,012,992)	(5,123,790)	(254,599)	—	(30,864)	(185,476)	(7,607,721)

Net book value as of December 31, 2022	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887